Employee Benefit Plans (Transactions Under the Restricted Stock Plan) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted stock: shares	95,625
Granted: shares	17,500	42,500
Vested: shares	(35,375)
Nonvested restricted stock: shares	77,750	95,625
Nonvested restricted stock: Average Grant Date Fair Value	$ 6.67
Granted: Average Grant Date Fair Value	$ 8.88	$ 7.12
Vested: Average Grant Date Fair Value	$ 6.51
Nonvested restricted stock: Average Grant Date Fair Value	$ 7.24	$ 6.67